Fees Summary	Jul. 30, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,635,732,747
Previously Paid Amount	1,169,030.68
Total Fee Amount	1,169,030.68
Total Offset Amount	0
Net Fee	$ 0